Summary of Significant Accounting Policies (Details) - Schedule of accounts receivables	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Segment Reporting Information [Line Items]
Accounts receivble	24.00%	13.00%
Customer B [Member]
Segment Reporting Information [Line Items]
Accounts receivble	10.00%	11.00%
Customer C [Member]
Segment Reporting Information [Line Items]
Accounts receivble	53.00%	57.00%